Schedule of Investments
(unaudited)
December 31, 2023
iShares
®
Biotechnology ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 79.4%
4D Molecular Therapeutics, Inc.
(a)
........ 266,668 $ 5,402,694
89bio, Inc.
(a)
...................... 661,844 7,392,797
AC Immune SA
(a)
................... 395,442 1,977,210
ACADIA Pharmaceuticals, Inc.
(a)
......... 1,217,049 38,105,804
ACELYRIN, Inc.
(a)
................... 461,962 3,446,237
ADMA Biologics, Inc.
(a)(b)
.............. 1,624,783 7,344,019
Agios Pharmaceuticals , Inc.
(a)(b)
......... 408,584 9,099,166
Akero Therapeutics, Inc.
(a)(b)
............ 358,547 8,372,072
Alector , Inc.
(a)(b)
.................... 461,297 3,681,150
Alkermes plc
(a)
..................... 1,224,970 33,980,668
Allogene Therapeutics, Inc.
(a)(b)
.......... 799,706 2,567,056
Alnylam Pharmaceuticals, Inc.
(a)(b)
........ 931,788 178,353,541
Alpine Immune Sciences, Inc.
(a)(b)
........ 275,493 5,250,897
ALX Oncology Holdings, Inc.
(a)
.......... 170,183 2,534,025
Ambrx Biopharma, Inc.
(a)
.............. 349,436 4,975,969
Amgen, Inc. ...................... 2,048,245 589,935,525
Amicus Therapeutics, Inc.
(a)(b)
........... 2,121,001 30,097,004
AnaptysBio , Inc.
(a)(b)
................. 181,477 3,887,237
Anavex Life Sciences Corp.
(a)(b)
......... 597,201 5,559,941
Apellis Pharmaceuticals, Inc.
(a)(b)
......... 722,292 43,236,399
Apogee Therapeutics, Inc.
(a)(b)
.......... 161,558 4,513,931
Arbutus Biopharma Corp.
(a)
............ 952,015 2,380,037
Arcellx , Inc.
(a)(b)
.................... 262,372 14,561,646
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 181,250 5,714,813
Arcus Biosciences, Inc.
(a)(b)
............ 361,633 6,907,190
Arcutis Biotherapeutics, Inc.
(a)(b)
......... 520,257 1,680,430
Argenx SE, ADR, NVS
(a)(b)
............. 318,968 121,344,996
Arrowhead Pharmaceuticals, Inc.
(a)
....... 754,778 23,096,207
ARS Pharmaceuticals, Inc.
(a)(b)
.......... 314,845 1,725,351
Ascendis Pharma A/S, ADR
(a)(b)
......... 304,862 38,397,369
Aurinia Pharmaceuticals, Inc.
(a)(b)
........ 978,727 8,798,756
Autolus Therapeutics plc, ADR
(a)(b)
........ 809,538 5,213,425
Avidity Biosciences, Inc.
(a)(b)
............ 537,206 4,861,714
Beam Therapeutics, Inc.
(a)(b)
............ 512,933 13,962,036
BeiGene Ltd., ADR
(a)(b)
............... 511,764 92,301,755
Bicycle Therapeutics plc, ADR
(a)(b)
........ 202,510 3,661,381
BioCryst Pharmaceuticals, Inc.
(a)
......... 1,489,251 8,920,613
Biogen, Inc.
(a)
..................... 1,073,863 277,883,529
Biohaven Ltd.
(a)(b)
................... 515,341 22,056,595
BioMarin Pharmaceutical, Inc.
(a)(b)
........ 1,378,216 132,887,587
Biomea Fusion, Inc.
(a)(b)
............... 222,690 3,233,459
BioNTech SE, ADR
(a)(b)
............... 1,317,422 139,040,718
Bluebird Bio, Inc.
(a)(b)
................. 802,480 1,107,422
Blueprint Medicines Corp.
(a)(b)
........... 444,257 40,978,266
Bridgebio Pharma, Inc.
(a)(b)
............. 932,612 37,649,546
Cabaletta Bio , Inc.
(a)(b)
................ 258,746 5,873,534
CareDx , Inc.
(a)
..................... 390,601 4,687,212
Caribou Biosciences, Inc.
(a)(b)
........... 545,941 3,128,242
Centessa Pharmaceuticals plc, ADR
(a)(b)
.... 316,429 2,518,775
Cogent Biosciences, Inc.
(a)
............. 523,681 3,079,244
Coherus Biosciences, Inc.
(a)(b)
........... 813,452 2,708,795
Compass Pathways plc, ADR
(a)(b)
........ 305,222 2,670,693
Crinetics Pharmaceuticals, Inc.
(a)(b)
....... 426,255 15,166,153
CRISPR Therapeutics AG
(a)(b)
........... 569,274 35,636,552
Cullinan Oncology, Inc.
(a)
.............. 205,798 2,097,082
CureVac NV
(a)(b)
.................... 693,912 2,921,370
Cytokinetics, Inc.
(a)(b)
................. 698,144 58,288,043
Day One Biopharmaceuticals, Inc.
(a)(b)
..... 424,419 6,196,517
Deciphera Pharmaceuticals, Inc.
(a)
....... 362,854 5,852,835
Denali Therapeutics, Inc.
(a)(b)
........... 848,852 18,216,364
Disc Medicine, Inc.
(a)
................. 74,508 4,303,582
Dynavax Technologies Corp.
(a)(b)
......... 958,735 13,403,115
Dyne Therapeutics, Inc.
(a)
............. 237,095 3,153,364
Security
Shares
Shares Value
Biotechnology (continued)
Editas Medicine, Inc.
(a)(b)
.............. 610,551 $ 6,184,882
Erasca , Inc.
(a)
..................... 711,501 1,515,497
Exelixis , Inc.
(a)(b)
.................... 2,249,146 53,957,013
Exscientia plc, ADR
(a)(b)
............... 628,660 4,029,711
Fusion Pharmaceuticals, Inc.
(a)
.......... 375,975 3,613,120
Galapagos NV, ADR, NVS
(a)(b)
.......... 358,205 14,561,033
Genmab A/S, ADR, NVS
(a)(b)
............ 3,581,679 114,040,659
Geron Corp.
(a)(b)
.................... 3,421,749 7,219,890
Gilead Sciences, Inc. ................ 7,210,040 584,085,340
Gracell Biotechnologies, Inc., ADR
(a)(b)
..... 380,689 3,822,118
Halozyme Therapeutics, Inc.
(a)(b)
......... 975,240 36,044,870
Humacyte , Inc.
(a)(b)
.................. 568,102 1,613,410
Icosavax , Inc.
(a)
.................... 244,526 3,853,730
Ideaya Biosciences, Inc.
(a)
............. 403,025 14,339,629
Immunocore Holdings plc, ADR
(a)(b)
....... 254,649 17,397,620
ImmunoGen , Inc.
(a)(b)
................. 1,933,962 57,341,973
Immunovant , Inc.
(a)
.................. 452,113 19,047,521
Immutep Ltd., ADR, NVS
(a)
............ 646,228 1,550,947
Incyte Corp.
(a)
..................... 1,653,203 103,804,616
Inhibrx , Inc.
(a)(b)
.................... 257,490 9,784,620
Insmed , Inc.
(a)(b)
.................... 1,040,820 32,255,012
Intellia Therapeutics, Inc.
(a)(b)
........... 655,003 19,971,041
Ionis Pharmaceuticals, Inc.
(a)(b)
.......... 1,045,299 52,881,676
Iovance Biotherapeutics, Inc.
(a)(b)
......... 1,476,561 12,004,441
Ironwood Pharmaceuticals, Inc., Class A
(a)(b)
. 1,142,327 13,068,221
iTeos Therapeutics, Inc.
(a)
............. 217,844 2,385,392
Janux Therapeutics, Inc.
(a)
............. 215,964 2,317,294
KalVista Pharmaceuticals, Inc.
(a)
......... 162,602 1,991,874
Karuna Therapeutics, Inc.
(a)
............ 239,840 75,911,758
Keros Therapeutics, Inc.
(a)(b)
............ 159,788 6,353,171
Kiniksa Pharmaceuticals Ltd., Class A
(a)
.... 260,481 4,568,837
Krystal Biotech , Inc.
(a)(b)
............... 175,637 21,789,526
Kura Oncology, Inc.
(a)(b)
............... 491,150 7,062,737
Kymera Therapeutics, Inc.
(a)(b)
.......... 360,948 9,189,736
Legend Biotech Corp., ADR
(a)(b)
......... 976,932 58,781,998
LianBio , ADR
(a)(b)
................... 580,528 2,594,960
Lyell Immunopharma , Inc.
(a)(b)
........... 930,091 1,804,377
MacroGenics , Inc.
(a)(b)
................ 440,353 4,236,196
Madrigal Pharmaceuticals , Inc.
(a)(b)
....... 106,263 24,587,133
MannKind Corp.
(a)(b)
................. 1,950,660 7,100,402
MeiraGTx Holdings plc
(a)
.............. 370,795 2,602,981
Merus NV
(a)(b)
...................... 317,963 8,743,983
Mineralys Therapeutics, Inc.
(a)
.......... 146,253 1,257,776
Mirati Therapeutics, Inc.
(a)(b)
............ 477,473 28,051,539
Mirum Pharmaceuticals, Inc.
(a)(b)
......... 245,033 7,233,374
Moderna, Inc.
(a)(b)
................... 2,470,483 245,689,534
Morphic Holding, Inc.
(a)(b)
.............. 285,275 8,238,742
MorphoSys AG, ADR
(a)(b)
.............. 818,464 8,102,794
Myriad Genetics, Inc.
(a)(b)
.............. 591,753 11,326,152
Nanobiotix SA, ADR, NVS
(a)(b)
........... 218,515 1,590,789
Natera , Inc.
(a)
..................... 820,404 51,390,107
Neurocrine Biosciences, Inc.
(a)
.......... 712,022 93,816,019
Novavax, Inc.
(a)(b)
................... 828,403 3,976,334
Nurix Therapeutics, Inc.
(a)(b)
............ 335,660 3,464,011
Nuvalent , Inc., Class A
(a)(b)
............. 211,567 15,569,216
Olema Pharmaceuticals, Inc.
(a)
.......... 360,579 5,058,923
ORIC Pharmaceuticals, Inc.
(a)
.......... 238,514 2,194,329
Ovid Therapeutics, Inc.
(a)
.............. 443,060 1,426,653
Precigen , Inc.
(a)(b)
................... 997,948 1,337,250
Prime Medicine, Inc.
(a)(b)
.............. 253,497 2,245,983
Protagonist Therapeutics, Inc.
(a)(b)
........ 404,049 9,264,844
Prothena Corp. plc
(a)(b)
................ 377,921 13,733,649
PTC Therapeutics, Inc.
(a)(b)
............. 544,209 14,998,400
RAPT Therapeutics, Inc.
(a)(b)
............ 217,870 5,414,070
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
1,127,787 11,119,980

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Biotechnology ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.
(a)(b)
...... 670,408 $ 588,812,642
REGENXBIO, Inc.
(a)(b)
................ 298,867 5,364,663
Relay Therapeutics, Inc.
(a)(b)
............ 635,753 6,999,641
Reneo Pharmaceuticals, Inc.
(a)
.......... 148,084 236,934
Replimune Group, Inc.
(a)(b)
............. 327,119 2,757,613
REVOLUTION Medicines, Inc.
(a)(b)
........ 1,047,658 30,046,831
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 382,222 17,570,745
Rocket Pharmaceuticals, Inc.
(a)(b)
........ 610,023 18,282,389
Roivant Sciences Ltd.
(a)(b)
............. 3,980,219 44,697,859
Sage Therapeutics, Inc.
(a)(b)
............ 386,110 8,367,004
Sana Biotechnology, Inc.
(a)(b)
........... 745,852 3,043,076
Sarepta Therapeutics, Inc.
(a)(b)
.......... 657,640 63,416,225
Savara , Inc.
(a)
..................... 531,907 2,499,963
Scholar Rock Holding Corp.
(a)(b)
......... 375,437 7,058,216
SpringWorks Therapeutics, Inc.
(a)
........ 425,224 15,520,676
Summit Therapeutics, Inc.
(a)(b)
........... 849,478 2,217,138
Syndax Pharmaceuticals, Inc.
(a)(b)
........ 573,431 12,391,844
Tango Therapeutics, Inc.
(a)(b)
............ 383,121 3,792,898
Taysha Gene Therapies, Inc.
(a)(b)
......... 879,029 1,555,881
Tourmaline Bio, Inc. ................. 101,047 2,645,410
Travere Therapeutics, Inc.
(a)
............ 533,452 4,795,733
Twist Bioscience Corp.
(a)(b)
............. 411,929 15,183,703
Ultragenyx Pharmaceutical , Inc.
(a)(b)
....... 554,593 26,520,637
uniQure NV
(a)
..................... 320,950 2,172,832
United Therapeutics Corp.
(a)
............ 341,476 75,087,158
UroGen Pharma Ltd.
(a)
............... 200,260 3,003,900
Vanda Pharmaceuticals , Inc.
(a)(b)
......... 421,571 1,779,030
Vaxcyte , Inc.
(a)(b)
.................... 662,816 41,624,845
Vera Therapeutics, Inc., Class A
(a)
........ 212,550 3,269,019
Veracyte , Inc.
(a)
.................... 538,008 14,800,600
Vericel Corp.
(a)
..................... 353,316 12,581,583
Vertex Pharmaceuticals, Inc.
(a)
.......... 1,556,577 633,355,616
Verve Therapeutics, Inc.
(a)(b)
............ 386,381 5,386,151
Vir Biotechnology, Inc.
(a)
.............. 662,471 6,664,458
Voyager Therapeutics, Inc.
(a)(b)
.......... 266,327 2,247,800
Xencor , Inc.
(a)(b)
.................... 444,925 9,445,758
Xenon Pharmaceuticals, Inc.
(a)(b)
......... 533,189 24,558,685
Y- mAbs Therapeutics, Inc.
(a)
............ 255,356 1,741,528
Zai Lab Ltd., ADR
(a)
................. 534,799 14,616,057
Zentalis Pharmaceuticals, Inc.
(a)(b)
........ 478,215 7,244,957
Zymeworks , Inc.
(a)(b)
................. 493,183 5,124,171
5,912,972,937
Chemicals — 0.2%
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 9,854,103 16,653,434
Health Care Equipment & Supplies — 0.1%
Novocure Ltd.
(a)
.................... 720,715 10,760,275
Health Care Providers & Services — 0.2%
(a)
Castle Biosciences, Inc. .............. 187,397 4,044,027
Fulgent Genetics, Inc.
(b)
.............. 145,391 4,203,254
OPKO Health, Inc.
(b)
................. 3,131,590 4,728,701
12,975,982
Life Sciences Tools & Services — 17.3%
10X Genomics, Inc., Class A
(a)(b)
......... 704,069 39,399,701
AbCellera Biologics, Inc.
(a)(b)
............ 1,480,059 8,451,137
Adaptive Biotechnologies Corp.
(a)(b)
....... 1,063,449 5,210,900
Bio-Techne Corp.
(b)
.................. 1,167,186 90,060,072
Bruker Corp.
(b)
..................... 692,183 50,861,607
Charles River Laboratories International, Inc.
(a)
(b)
........................... 374,908 88,628,251
Cytek Biosciences, Inc.
(a)(b)
............ 871,726 7,950,141
Fortrea Holdings, Inc.
(a)
............... 490,836 17,130,177
Illumina, Inc.
(a)
..................... 1,179,022 164,167,023
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
IQVIA Holdings, Inc.
(a)(b)
............... 1,289,793 $ 298,432,304
Maravai LifeSciences Holdings, Inc., Class A
(a)
818,953 5,364,142
MaxCyte, Inc.
(a)(b)
................... 686,969 3,228,754
Medpace Holdings, Inc.
(a)(b)
............ 179,872 55,136,164
Mettler-Toledo International, Inc.
(a)
....... 159,196 193,098,380
Nautilus Biotechnology, Inc.
(a)(b)
......... 434,282 1,298,503
Olink Holding AB, ADR
(a)(b)
............. 669,916 16,848,388
OmniAb , Inc., 12.50 Earnout Shares, NVS
(a)(c)
46,839 1
OmniAb , Inc., 15.00 Earnout Shares, NVS
(a)(c)
46,839 1
Pacific Biosciences of California, Inc.
(a)(b)
... 1,906,135 18,699,184
Quanterix Corp.
(a)(b)
................. 257,557 7,041,608
Repligen Corp.
(a)(b)
.................. 387,041 69,589,972
Stevanato Group SpA ................ 260,701 7,114,530
Waters Corp.
(a)(b)
................... 439,613 144,733,788
1,292,444,728
Pharmaceuticals — 2.5%
(a)
Aclaris Therapeutics, Inc.
(b)
............ 467,638 491,020
Amylyx Pharmaceuticals, Inc. .......... 374,145 5,507,414
Arvinas , Inc.
(b)
..................... 353,094 14,533,349
ATAI Life Sciences NV
(b)
.............. 868,417 1,224,468
Atea Pharmaceuticals, Inc. ............ 556,465 1,697,218
Axsome Therapeutics, Inc.
(b)
........... 288,181 22,936,326
Cymabay Therapeutics, Inc.
(b)
.......... 806,364 19,046,318
Edgewise Therapeutics, Inc.
(b)
.......... 268,098 2,932,992
Enliven Therapeutics, Inc. ............. 147,073 2,035,490
Fulcrum Therapeutics, Inc.
(b)
........... 439,423 2,966,105
Intra-Cellular Therapies, Inc.
(b)
.......... 698,987 50,061,449
Ligand Pharmaceuticals, Inc.
(b)
.......... 122,956 8,781,518
Marinus Pharmaceuticals, Inc.
(b)
......... 391,063 4,250,855
Nuvation Bio, Inc., Class A ............. 1,096,201 1,655,264
Phathom Pharmaceuticals, Inc.
(b)
........ 199,998 1,825,982
Pliant Therapeutics, Inc.
(b)
............. 399,391 7,232,971
Revance Therapeutics, Inc.
(b)
........... 588,506 5,172,968
Structure Therapeutics, Inc., ADR
(b)
....... 229,874 9,369,664
Tarsus Pharmaceuticals, Inc.
(b)
.......... 164,957 3,340,379
Terns Pharmaceuticals, Inc. ............ 297,601 1,931,430
Theravance Biopharma, Inc.
(b)
.......... 347,118 3,901,606
Third Harmonic Bio, Inc. .............. 118,988 1,305,298
Ventyx Biosciences, Inc.
(b)
............. 351,629 868,524
Verona Pharma plc, ADR
(b)
............ 330,910 6,578,491
WaVe Life Sciences Ltd. .............. 653,799 3,301,685
182,948,784
Total Common Stocks — 99.7%
(Cost: $9,606,706,739) ........................... 7,428,756,140
Preferred Stocks
Biotechnology — 0.2%
Grifols SA
(a)(b)
..................... 1,421,052 16,427,361
Total Preferred Stocks — 0.2%
(Cost: $24,828,140) .............................. 16,427,361
Rights
Biotechnology — 0.0%
(a)
Achillion Pharmaceuticals, Inc., CVR
(b)(c)
... 4,112 1,892
Akouos , Inc., CVR
(b)
................. 157,087 124,099
Cartesian Therapeutics, Inc.
(b)
.......... 756,098 136,098

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Biotechnology ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Biotechnology (continued)
Contra Chinook Therape , CVR
(c)
......... 320,962 $ 141,222
403,311
Total Rights — 0.0%
(Cost: $387,263) ................................ 403,311
Total Long-Term Investments — 99.9%
(Cost: $9,631,922,142) ........................... 7,445,586,812
Short-Term Securities
Money Market Funds — 10.9%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(f)
............ 796,553,721 797,111,309
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 12,803,504 12,803,504
Total Short-Term Securities — 10.9%
(Cost: $809,234,578) ............................. 809,914,813
Total Investments — 110.8%
(Cost: $10,441,156,720 ) ........................... 8,255,501,625
Liabilities in Excess of Other Assets — (10.8)% ........... (806,375,919)
Net Assets — 100.0% ..............................
$ 7,449,125,706
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 852,348,490 $ — $ (55,486,594)
(a)
$ 23,234 $ 226,179 $ 797,111,309 796,553,721 $ 3,561,959
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 8,598,879 4,204,625
(a)
— — — 12,803,504 12,803,504 513,960 —
$ 23,234 $ 226,179 $ 809,914,813 $ 4,075,919 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Biotechnology ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ........................................... 14 03/15/24 $ 1,949 $ 30,162
Russell 2000 E-Mini Index .................................................... 8 03/15/24 819 16,069
$ 46,231
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,428,756,138 $ — $ 2 $ 7,428,756,140
Preferred Stocks ......................................... 16,427,361 — — 16,427,361
Rights ................................................ — 260,197 143,114 403,311
Short-Term Securities
Money Market Funds ...................................... 809,914,813 — — 809,914,813
$ 8,255,098,312 $ 260,197 $ 143,116 $ 8,255,501,625
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 46,231 $ — $ — $ 46,231
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares